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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for Calendar Year or the Quarter Ended: June 30, 2000
                Check here if Amendment [x]; Amendment Number: 18

                       This Amendment (check only one.):
                                                  [x] is a restatement
                                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Wilmington Trust Corporation
Address: 1100 North Market Street
         Wilmington, Delaware  19890

Form 13F File Number: 28-00674

                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name:         Ted A. Cecala
Title:        Chief Executive Officer
Phone:        (302) 651-1000

Signature, Place, and Date of Signing:

Ted A. Cecala                       Wilmington, DE          August 10, 2000
-------------                       --------------          ---------------
Ted A. Cecala                       City, State             Date
Signature

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report)
[x] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT.(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:[If there are no entries in this list, omit this section.]

Form 13F File Number 28-03742
Name:  Wilmington Trust Company
Form 13F File Number 28-04464
Name:  Wilmington Trust of Pennsylvania
Form 13F File Number 28-03740
Name:  Wilmington Trust FSB